Directors' Emoluments (Tables)	12 Months Ended
Dec. 31, 2024
Directors' Emoluments [Abstract]
Schedule of Emoluments Paid or Payable to the Directors

The emoluments paid or payable to the directors of the Company were as follows:

	Year ended December 31,
	2024	2023	2022
Salaries
Yan Keyan	-	-	-
Sun Lei	15,379	-	1,470,000
Li Huidan	15,379	-	228,000
Mu Ruifeng	-	-	228,000
Jin Yan	-	-	228,000
	30,758	-	2,154,000